DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments	$ (1,747)		$ 24
Income loss recognized in income related to the effective portion of its hedging instruments	(626)	$ 48
Estimated existing losses expected to be reclassified to income (loss)	$ (1,747)